Other Operating Expenses	12 Months Ended
Dec. 31, 2015
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 11 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Data processing	$1,052,995	$699,942	$434,175
Professional fees	906,921	1,053,907	692,375
Franchise tax	453,278	436,530	436,955
Advertising	483,885	404,558	462,758
ATM processing and other fees	437,676	448,250	446,017
Amortization of core deposit intangible asset	137,327	56,935	40,857
Postage	42,772	100,241	165,439
Stationery and supplies	99,440	172,303	177,947
FDIC assessment	358,132	330,479	379,587
Loan closing fees	190,544	233,068	174,564
Other real estate owned	354,337	273,243	250,632
Deposit losses (recoveries), net	35,448	(19,928)	28,720
Prepayment penalty on borrowings	-	528,750	984,566
Other	1,715,281	1,657,150	1,557,286
Total other operating expenses	$6,268,036	$6,375,428	$6,231,878